Debt Instruments (Details Narrative) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Instruments Details Narrative
Note Payable in the long-term	$ 28,562	$ 37,180	$ 62,755
Note Payable in short-term	$ 25,782	$ 25,622	$ 25,000